REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE

NOTE 8: REVENUE

	12.31.2022	12.31.2021	12.31.2020

Energy sales in Spot Market	210	167	179
Energy sales by supply contracts	346	380	323
Fuel supply	103	104	54
Other sales	4	5	3
Generation sales subtotal	663	656	559

Gas sales	383	231	152
Oil sales	136	99	65
Other sales	10	10	10
Oil and gas sales subtotal	529	340	227

Products from catalytic reforming sales	270	185	98
Styrene sales	96	84	42
Synthetic rubber sales	106	99	49
Polystyrene sales	141	119	71
Other sales	4	3	7
Petrochemicals sales subtotal	617	490	267

Technical assistance and administration services sales	20	22	20
Other	-	-	-
Holding and others subtotal	20	22	20
Total revenue	1,829	1,508	1,073